Key Developments - Disposal of Silver Stream on El Mochito (Details) - Settlement Agreement $ in Millions	Oct. 30, 2025 USD ($) item oz	Dec. 15, 2025 item oz
Disclosure Of Key Developments [Line Items]
Percentage of silver stream disposed	25.00%
Number of ounces of silver received upon closing of the settlement agreement	350,000
Number of future metal deliveries | item	20	20
Ounces of silver required to be delivered	25,000	25,000
Gain on disposal of the stream | $	$ 5.4